REVENUES - Schedule of Contract Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Contract assets at January 1		$ 899
Contract assets at December 31		1,269	$ 899
Change in contract assets - increase (decrease)		(370)	(899)
Contract liabilities at January 1		366
Contract liabilities at December 31		196	366
Change in contract liabilities - increase		(170)	366
Contract Assets and Liabilities [Member]
Contract assets at January 1		899	1,140
Contract assets at December 31		1,269	899		1,140
Change in contract assets - increase (decrease)		370	241
Contract liabilities at January 1	[1]	366	145
Contract liabilities at December 31		196	366	[1]	$ 145	[1]
Change in contract liabilities - increase		170	221
Net change		$ 200	$ 20

[1]	Reclassified